Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
19. Stock-Based Compensation

The Company grants restricted stock awards and stock options pursuant to a stockholder approved stock-based incentive plan.

The following table summarizes the Company’s stock option and restricted stock award compensation expense during the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
Stock-based Compensation	2019	2018	2017
(in thousands)
Employees and directors	$6,834	$4,337	$2,957

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on the historical volatility of our common stock over the estimated expected life of the options. The expected term represents the period of time the options are expected to be outstanding. The expected term is based on the “simplified method” as defined by the SEC Staff Accounting Bulletin No. 110 (Topic 14.D.2). The Company uses the “simplified method” due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the options. The risk-free rate is based on yields on U.S. Treasury securities with a maturity similar to the estimated expected term of the options. The fair value of restricted stock awards is based on the closing price of the Company’s common stock on the grant date.

The fair value of our stock options was estimated assuming no expected dividends and the following weighted-average assumptions:

	Year Ended December 31,
	2019			2018			2017

Range of expected term (in years)	3.5	-	6.1	3.5	-	6.0	3.7
Range of risk-free interest rate	1.5%	-	3.0%	2.7%	-	3.0%	2.0%
Expected volatility	40%			40%			44%

Stock-Based Incentive Plans

2005 Equity Incentive Plan

The Company currently has one active stock-based incentive plan under which it may grant stock-based awards to the Company’s employees, directors and non-employees.

Under the Company’s Amended and Restated 2005 Equity Incentive Plan effective June 8, 2018 (the “2005 Equity Incentive Plan”), the Company is authorized to issue a variety of incentive awards, including stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance share and performance unit awards, deferred compensation awards and other stock-based or cash-based awards. As of December 31, 2019, awards granted under the 2005 Equity Incentive Plan consisted of stock options and restricted stock awards. There were no other grants of any other award types under the 2005 Equity Incentive Plan.

In June 2018, the Company’s stockholders approved an amendment and restatement of the 2005 Equity Incentive Plan that increased the number of shares available for grant by 15,000,000 to 26,200,000. The number of shares of common stock authorized for issuance, shares of common stock issued upon exercise of options or grant of restricted stock awards, shares of common stock subject to outstanding awards and shares available for grant under this plan as of December 31, 2019, are as follows:

Title of Plan	Total Shares of Common Stock Authorized	Total Shares of Common Stock Issued	Total Shares of Common Stock Available for Grant

2005 Equity Incentive Plan	26,200,000	15,889,993	10,310,007

Stock Options

The following table summarizes the option activity under the 2005 Equity Incentive Plan for the year ended December 31, 2019:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(in thousands)			(in thousands)
Outstanding at beginning of year	6,908	$2.76	9.1	$1,099
Granted	5,796	$3.58
Forfeited	(1,052)	$3.27
Outstanding at end of year	11,652	$3.12	8.5	$3,473

Exercisable at end of year	3,154	$2.77	8.1	$1,526

Options to purchase common stock generally vest over a 3 or 4-year period and are generally granted for a term of 10 years.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2019 was $1.49. The total fair value of options vested during the year ended December 31, 2019 was approximately $5.6 million. Total unrecognized compensation expense of $7.8 million related to options will be recognized over a weighted-average period of 1.6 years.

Restricted Stock Awards

Restricted stock has the same rights as other issued and outstanding shares of the Company’s common stock, including, in some cases, the right to accrue dividends, which are held in escrow until the award vests. The compensation expense related to these awards is determined using the fair market value of the Company’s common stock on the date of the grant, and the compensation expense is recognized ratably over the vesting period. Under the Company’s restricted stock plans, restricted stock awards typically vest over one to five years and compensation expense associated with these awards is recognized on a straight-line basis over the vesting period. In addition to service requirements, vesting of restricted stock awards may be subject to the achievement of specified performance goals set by the Compensation Committee. If the performance goals are not met, no compensation expense is recognized and any previously recognized compensation expense is reversed.

The following table summarizes the restricted stock award activity under the 2005 Equity Incentive Plan for the year ended December 31, 2019:

	2019
	Number of shares	Weighted-average grant-date fair value per share
	(in thousands)
Unvested at beginning of year	723	$2.79
Awards granted	917	$3.62
Awards vested	(519)	$2.79
Withheld related to net settlement	(64)	$2.78
Forfeited	(124)	$3.18
Unvested at end of year	933	$3.56

The total fair value of restricted stock awards vested during the years ended December 31, 2019, 2018 and 2017 was approximately $1.4 million, $2.1 million and $2.8 million, respectively.

The weighted-average grant date fair value for restricted stock awards granted under the 2005 Equity Incentive Plan for the years end December 31, 2019, 2018 and 2017 was $3.62, $2.61 and $2.15, respectively.

At December 31, 2019, there was approximately $1.6 million of total unrecognized compensation expense related to restricted stock awards granted under the 2005 Equity Incentive Plan, which is expected to be recognized over a weighted-average period of 1.2 years.

Inducement Award Agreements

On September 12, 2017, the Company granted 961,000 shares of common stock in the form of a non-statutory inducement stock option grant pursuant to a non-statutory inducement stock option agreement and granted 240,200 shares of our common stock in the form of an inducement restricted stock grant pursuant to an inducement restricted stock agreement. These inducement awards were not granted under the 2005 Equity Incentive Plan.

Inducement Stock Option Activity

As of December 31, 2019, all stock option awarded under the non-statutory inducement stock option agreement were outstanding and 373,719 shares were exercisable. The total fair value of options vested during the year ended December 31, 2019 was approximately $0.5 million. Total unrecognized compensation expense of $0.2 million related to these options will be recognized over a weighted-average period of 1.8 years.

Inducement Restricted Stock

As of December 31, 2019, 80,067 shares of restricted stock awarded under the non-statutory inducement restricted stock agreement were outstanding and unvested. The total fair value of the restricted stock awards vested during the year ended December 31, 2019 was approximately $0.3 million.

Compensation expense associated with unvested restricted stock awards is recognized on a straight-line basis over the vesting period. At December 31, 2019, there was approximately $0.1 million of total unrecognized compensation expense related to restricted stock awards granted under the non-statutory inducement restricted stock agreement, which is expected to be recognized over a weighted-average period of 1.0 year.